Taxes (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)
Taxes [Line Items]
Profits (in Dollars)	$ 2,922,108	$ 372,623	$ 3,641,335		$ 7,330,266
Percentage of income tax rate	16.50%	16.50%
Tax credit amount	$ 3,000		1,500		3,000
Income taxes paid	31,165	$ 3,974
Unrecognized tax benefits
Valuation allowance	1,666,694					$ 212,534
Valuation allowance of deferred tax asset	1,666,694	$ 212,534	$ 728,286	$ 92,870
First Tiered Profits Tax Rates Regime [Member] | Hong Kong [Member]
Taxes [Line Items]
Profits (in Dollars)	$ 2,000,000
Profits tax rates regime percentage	8.25%	8.25%